02.28 VIP Bond Index Portfolio_Initial, Service, Service 2 PRO-02 | Bond Index Portfolio
Fund Summary Fund/Class:<br/>VIP Bond Index Portfolio/Initial Class, Service Class, Service Class 2
Investment Objective
The fund seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index.
Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.

Fees
Shareholder Fees {- Bond Index Portfolio}	02.28 VIP Bond Index Portfolio_Initial, Service, Service 2 PRO-02 Bond Index Portfolio USD ($)
(fees paid directly from your investment)

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Bond Index Portfolio} - 02.28 VIP Bond Index Portfolio_Initial, Service, Service 2 PRO-02 - Bond Index Portfolio	Initial Class	Service Class		Service Class 2
Management fee	0.09%	0.09%		0.09%
Distribution and/or Service (12b-1) fees	none	0.10%		0.25%
Other expenses	0.05%	0.05%	[1]	0.05%
Total annual operating expenses	0.14%	0.24%		0.39%
[1]	Based on estimated amounts for the current fiscal year

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

Sell All Shares
Expense Example {- Bond Index Portfolio} - 02.28 VIP Bond Index Portfolio_Initial, Service, Service 2 PRO-02 - Bond Index Portfolio - USD ($)	Initial Class	Service Class	Service Class 2
1 year	$ 14	$ 25	$ 40
3 years	45	77	125
5 years	79	135	219
10 years	$ 179	$ 306	$ 493

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from April 19, 2018 to December 31, 2018, the fund's portfolio turnover rate was 168% (annualized) of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of the fund's assets in bonds included in the Bloomberg Barclays U.S. Aggregate Bond Index, which is a broad based, market-value-weighted benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
  Using statistical sampling techniques based on duration, maturity, interest rate sensitivity, security structure, and credit quality to attempt to replicate the returns of the Bloomberg Barclays U.S. Aggregate Bond Index using a smaller number of securities.
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from its index.
  Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund’s index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund’s performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.